REPOSITIONING AND OTHER CHARGES - Pretax Distribution of Total Net Repositioning (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Reserve Disclosures [Line Items]
Total net repositioning charges	$ 860	$ 1,266	$ 569
Cost of products and services sold
Restructuring Reserve Disclosures [Line Items]
Total net repositioning charges	680	572	457
Selling, general and administrative expenses
Restructuring Reserve Disclosures [Line Items]
Total net repositioning charges	172	309	112
Other (income) expense
Restructuring Reserve Disclosures [Line Items]
Total net repositioning charges	$ 8	$ 385	$ 0